Company Information - Bonus share award plans ("AGA") (Details)									12 Months Ended
	Dec. 08, 2022 employee	Jun. 28, 2021 EUR (€) € / shares	Dec. 14, 2020 EUR (€) EquityInstruments € / shares	Jun. 28, 2020 EUR (€) EquityInstruments € / shares	Jan. 26, 2020 EUR (€) EquityInstruments € / shares	Jun. 28, 2019	Dec. 14, 2018	Jan. 26, 2018	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020	Dec. 31, 2020 EquityInstruments
Company Information
Capital increase arising from the vesting of bonus share awards | €									€ 2,218,000	€ 2,089,000	€ 938,000
Par value per share | € / shares									€ 0.01
AGA
Company Information
Number of employees for whom bonus shares were granted | employee	110
Number of bonus shares fully vested												517,550	517,550
AGA 2019-1
Company Information
Number of bonus shares fully vested		29,100				29,100				29,100
Capital increase arising from the vesting of bonus share awards | €		€ 291,000
Par value per share | € / shares		€ 0.01
AGA 2018-2
Company Information
Number of bonus shares fully vested					63,300			63,300				63,300
Capital increase arising from the vesting of bonus share awards | €					€ 633,000
Par value per share | € / shares					€ 0.01
AGA 2019-2
Company Information
Number of bonus shares fully vested				227,000		227,000						227,000
Capital increase arising from the vesting of bonus share awards | €				€ 2,270,000
Par value per share | € / shares				€ 0.01
AGA 2018-3
Company Information
Number of bonus shares fully vested			227,250				227,250					227,250
Capital increase arising from the vesting of bonus share awards | €			€ 2,272,500
Par value per share | € / shares			€ 0.01